Income Taxes (Details) - Schedule of current and deferred income tax expense (recovery) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current tax (recovery) expense:
Current year	$ (9,030)	$ 12,358
Prior year	68	(693)
Total current tax	(8,962)	11,665
Deferred tax (recovery) expense:
Current year	(8,446)	8,665
Prior year	(4)	177
Tax total	(8,450)	8,842
Total deferred tax	$ (17,412)	$ 20,507